LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2018
Deposit Assets Disclosure [Abstract]
LONG-TERM DEPOSITS
12.	LONG-TERM DEPOSITS

Long-term deposits consist of the following:

	As of December 31,
	2017	2018

Concession fee deposits	$5,516	$920
Office rental deposits	523	430

Total long-term deposits	$6,039	$1,350

Concession fee deposits normally have terms of three to five years and are refundable at the end of the concession terms. Office rental deposits normally have terms of one to three years and are refundable at the end of the lease term. As the Group ceased the gas station media and on-bus Wi-Fi business and scaled down on-train Wi-Fi business, most of concession fee deposit has been refunded, reclassified into other current assets or impaired according to assessment of recoverability.

The long-term deposits are not within the scope of the ASC 310-10-25 regarding interests on receivables, because they are intended to provide security for the counterparty to the concession rights or office rental agreements. Therefore, the deposits are recorded at cost.